AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Tables)	12 Months Ended
Dec. 31, 2024
Amounts Due To Ultimate Beneficial Shareholder
SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER
	2024	2023
	USD	USD

Due within one year	1,142,024	5,021,638
Due after one year	12,300,650	12,300,650
Total	13,442,674	17,322,288